Submission	Sep. 01, 2026
Submission [Line Items]
Central Index Key	0001603923
Registrant Name	Weatherford International plc
Registration File Number	333-288045
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES